PROPERTY, EQUIPMENT AND SOFTWARE, NET - Schedule of Property, equipment and software, net, consist (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	¥ 68,184		¥ 67,329
Less: accumulated depreciation	(55,342)		(41,319)
Total property, equipment and software, net	12,842	$ 2,015	26,010
Leasehold Improvement [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	33,417		32,417
Electronic Equipment [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	21,193		21,932
Furniture [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	5,892		6,669
Software [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	6,747		4,336
Vehicles [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	690		1,101
Construction in Progress [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	¥ 245		¥ 874